Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Current
Cash	$ 84,038	$ 30,887	$ 125,595
Trade receivables	714	701	1,038
Other assets	2,199	4,512	3,225
Short-term prepaid deposits	6,393	12,921	3,202
Taxes receivable		12,142
Digital assets	31,870	4,635	66,031
Digital assets - pledged as collateral	2,101	2,070	86,825
Derivative assets	1,281
Assets held for sale	1,388	1,220	1,211
Total current assets	129,984	69,088	287,127
Non-current
Property, plant and equipment	186,012	219,428	136,850
Right-of-use assets	14,315	16,364	9,397
Long-term deposits, equipment prepayments and other	44,714	38,185	86,681
Intangible assets	3,700	33	1,681
Goodwill			16,955
Deferred tax asset			3,896
Total assets	378,725	343,098	542,587
Current
Trade payables and accrued liabilities	20,739	20,541	14,480
Current portion of long-term debt	4,022	43,054	10,257
Current portion of lease liabilities	2,857	3,649	4,346
Credit facility			60,002
Taxes payable	1,110		12,093
Warrant liabilities	40,426	169	63,575
Total current liabilities	69,154	67,413	164,753
Non-current
Long-term debt		4,093	910
Lease liabilities	12,993	14,215	9,227
Asset retirement provision	1,816	1,979	239
Deferred tax liability			8,451
Total liabilities	83,963	87,700	183,580
Shareholders’ equity
Share capital	530,123	404,934	354,707
Contributed surplus	56,622	47,653	25,845
Revaluation surplus	2,941
Accumulated deficit	(294,924)	(197,189)	(21,545)
Total equity	294,762	255,398	359,007
Total liabilities and equity	$ 378,725	$ 343,098	$ 542,587